Accumulated Other Comprehensive Income (Loss) (Components of OCI) (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Before Tax		$ 319,059	$ (115,429)	$ (222,402)
Other Comprehensive Income (Loss), Income Tax		(90,923)	37,235	83,602
Other Comprehensive Income (Loss), Net of Tax		228,136	(78,194)	(138,800)
Foreign Currency Translation Adjustment [Member]
Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax		33,175		(18,898)
Other Comprehensive Income (Loss) before Reclassifications, Tax		0		0
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		33,175	(22,149)	(18,898)
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		137		5,501
Reclassification from AOCI, Current Period, Tax		0		0
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		137	0	5,501
Other Comprehensive Income (Loss), Before Tax		33,312	(22,149)	(13,397)
Other Comprehensive Income (Loss), Income Tax		0	0	0
Other Comprehensive Income (Loss), Net of Tax		33,312	(22,149)	(13,397)
Unrealized Gains (Losses) on Available- for- Sale Securities [Member]
Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax			55,507	10,620
Other Comprehensive Income (Loss) before Reclassifications, Tax			(22,203)	(4,248)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		67,252	33,304	6,372
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax			1,879	(4)
Reclassification from AOCI, Current Period, Tax			(752)	2
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		0	1,127	(2)
Other Comprehensive Income (Loss), Before Tax		112,086	57,386	10,616
Other Comprehensive Income (Loss), Income Tax		(44,834)	(22,955)	(4,246)
Other Comprehensive Income (Loss), Net of Tax		67,252	34,431	6,370
Pension and Other Postretirement Plans [Member]
Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		131,108	(80,349)
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax		(6,050)	(16,417)	(9,580)
Reclassification from AOCI, Current Period, Tax		2,421	6,567	3,831
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(3,629)	(9,850)	(5,749)
Other Comprehensive Income (Loss), Before Tax		173,549	(150,332)	(219,800)
Other Comprehensive Income (Loss), Income Tax		(46,070)	60,133	87,919
Other Comprehensive Income (Loss), Net of Tax		127,479	(90,199)	(131,881)
Net Actuarial Loss [Member]
Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax		179,674	(133,915)	(211,054)
Other Comprehensive Income (Loss) before Reclassifications, Tax		(48,511)	53,566	84,421
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		131,163	(80,349)	(126,633)
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	[1]	(6,527)	1,157	(9,906)
Reclassification from AOCI, Current Period, Tax		2,612	(463)	3,962
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		(3,915)	694	(5,944)
Net Prior Service Cost [Member]
Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax		(75)
Other Comprehensive Income (Loss) before Reclassifications, Tax		20
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		(55)
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	[1]	477	419	275
Reclassification from AOCI, Current Period, Tax		(191)	(167)	(110)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		286	252	165
Curtailments and settlements Included in Net Income [Member]
Other Comprehensive Income (Loss) [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	[1]	0	(17,993)	51
Reclassification from AOCI, Current Period, Tax			7,197	(21)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax			(10,796)	30
Curtailment And Settlement Included in Distribution [Member]
Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, before Tax				834
Other Comprehensive Income (Loss) before Reclassifications, Tax				(333)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax				501
Cash Flow Hedge [Member]
Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax		(29)	(290)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax		122	13
Other Comprehensive Income (Loss), Before Tax		112	(334)	179
Other Comprehensive Income (Loss), Income Tax		(19)	57	(71)
Other Comprehensive Income (Loss), Net of Tax		$ 93	$ (277)	$ 108

[1]	These accumulated other comprehensive income components are included in the computation of net periodic pension and postretirement plan cost (see Note 15) and are included in non-operating pension and postretirement benefit income in the Company's Consolidated Statements of Operations.